SHARE CAPITAL (Narrative) (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Issued for cash	[1]	0	880
Class A Ordinary shares [Member] | Waveform Technologies, Inc. [Member]
Disclosure of classes of share capital [line items]
Issued for cash		36,000,000
ADS Treasury shares [Member] | Waveform Technologies, Inc. [Member]
Disclosure of classes of share capital [line items]
Issued for cash		1,800,000

[1]	During the nine-months ended September 30, 2023, the Company issued 880,000 ‘A’ ordinary shares upon the exercise of employee share options for a consideration of US$0.2 million. The Company incurred expenses of US$11,000 in connection with the issuances.